Employee benefit plans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) plan	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
401(k) plan
Maximum percentage of eligible annual compensation that the employee can contribute subject to IRS limitations	60.00%
Employer matching contribution, as a percent of employee's eligible compensation	6.00%
Amount of contributions to the matching feature of the 401(k) plan	$ 2,324	$ 2,143	$ 2,017
Contribution to employer retirement contribution feature (as a percent)	11.00%
Amount of contributions to the employer retirement contribution feature of the 401(k) plan	$ 6,251	5,655	$ 5,098
Deferred compensation plans
Number of deferred compensation plans | plan	2
Deferred compensation plan assets	$ 6,952	5,723
Deferred compensation liability	$ 6,952	$ 5,723
Percentage of employee's contribution percent matched	75.00%